PARENT COMPANY SCHEDULES II	12 Months Ended
Dec. 31, 2012
Parent Company Schedules [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
BALANCE SHEETS (PARENT COMPANY)
DECEMBER 31, 2012 AND 2011

	2012	2011

	(In Millions)

ASSETS
Investment:
Fixed maturities available-for-sale, at fair value (amortized cost of
$30,656 and $30,142, respectively)	$33,538	$31,922
Mortgage loans on real estate	5,059	4,281
Equity real estate, held for the production of income	4	99
Policy loans	3,512	3,542
Investments in and loans to affiliates	2,328	2,304
Trading securities	1,834	472
Other equity investments	1,403	1,446
Other invested assets	1,826	2,334
Total investments	49,504	46,400
Cash and cash equivalents	2,450	2,516
Deferred policy acquisition costs	3,728	3,545
Amounts due from reinsurers	3,847	3,542
Guaranteed minimum income benefit reinsurance asset, at fair value	11,044	10,547
Other assets	4,576	4,782
Separate Accounts' assets	94,139	86,419

Total Assets	$169,288	$157,751

LIABILITIES
Policyholders' account balances	$28,263	$26,033
Future policy benefits and other policyholders liabilities	22,655	21,562
Broker-dealer related payables	213	11
Short-term and long-term debt	200	200
Current and deferred income taxes	4,479	4,385
Loans from affiliates	1,325	1,325
Other liabilities	2,578	2,976
Separate Accounts' liabilities	94,139	86,419
Total liabilities	153,852	142,911

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized, issued and outstanding	2	2
Capital in excess of par value	5,992	5,743
Retained earnings	9,125	9,392
Accumulated other comprehensive income (loss)	317	(297)
Total AXA Equitable's equity	15,436	14,840

Total Liabilities and AXA Equitable's Equity	$169,288	$157,751

The financial information of AXA Equitable Life Insurance Company (“Parent Company”) should be read in conjunction with the Consolidated Financial Statements and Notes thereto.

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF EARNINGS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010

	(In Millions)

REVENUES
Universal life and investment-type product policy fee income	$3,334	$3,312	$3,067
Premiums	514	533	530
Net investment income (loss):
Investment income (loss) from derivative instruments	(943)	2,369	(269)
Other investment income (loss)	2,208	2,186	2,239
Total net investment income (loss)	1,265	4,555	1,970
Investment gains (losses), net:
Total other-than-temporary impairment losses	(96)	(36)	(300)
Portion of loss recognized in other comprehensive income (loss)	2	4	18
Net impairment losses recognized	(94)	(32)	(282)
Other investment gains (losses), net	14	(10)	51
Total investment gains (losses), net	(80)	(42)	(231)
Equity in earnings (loss) of subsidiaries	483	55	468
Commissions, fees and other income	201	338	714
Increase (decrease) in the fair value of the reinsurance contract asset	497	5,941	2,350
Total revenues	6,214	14,692	8,868

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits	2,986	4,357	3,079
Interest credited to policyholders' account balances	1,166	999	951
Compensation and benefits	399	372	463
Commissions	1,265	1,212	1,056
Interest expense	106	106	106
Amortization of deferred policy acquisition costs	576	3,620	(326)
Capitalization of deferred policy acquisition costs	(718)	(759)	(655)
Rent expense	34	47	56
Premium taxes	42	43	40
Other operating costs and expenses	472	651	785
Total benefits and other deductions	6,328	10,648	5,555

Earnings (loss) from continuing operations, before income taxes	(114)	4,044	3,313
Income tax (expense) benefit	330	(1,218)	(854)
Net Earnings (Loss)	216	2,826	2,459
Less: net (earnings) loss attributable to the noncontrolling interest	(121)	101	(235)
Net Earnings (Loss) Attributable to AXA Equitable	95	2,927	2,224

Total other comprehensive income (loss), net of income taxes
Attributable to AXA Equitable	614	313	426
Comprehensive Income (Loss) Attributable to AXA Equitable	$709	$3,240	$2,650

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

	2012	2011	2010

	(In Millions)

Net earnings (loss)	$216	$2,826	$2,459
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders' account balances	1,166	999	951
Universal life and investment-type policy fee income	(3,334)	(3,312)	(3,067)
Investment gains (losses), net	80	42	231
Equity in net earnings of subsidiaries	(483)	(55)	(468)
Dividends from subsidiaries	323	332	123
Change in deferred policy acquisition costs	(142)	2,861	(981)
Change in future policy benefits and other policyholder funds	876	2,229	1,136
(Income) loss related to derivative instruments	943	(2,369)	269
Change in reinsurance recoverable with affiliate	(207)	(242)	(233)
Change in the fair value of the reinsurance contract asset	(497)	(5,941)	(2,350)
Change in current and deferred income taxes	(224)	1,250	912
Amortization of reinsurance cost	47	211	274
Amortization and depreciation	62	83	100
Other, net	(182)	(190)	(9)

Net cash provided by (used in) operating activities	(1,356)	(1,276)	(653)

Cash flows from investing activities:
Maturities and repayments of fixed maturities and mortgage loans
on real estate	3,547	3,427	2,746
Sales of investments	1,566	626	2,863
Purchases of investments	(7,563)	(7,462)	(6,529)
Cash settlements related to derivative instruments	(287)	1,429	(651)
Decrease in loans to affiliates	4	0	3
Change in short-term investments	34	16	(53)
Change in policy loans	31	38	37
Other, net	(37)	(44)	(97)

Net cash provided by (used in) investing activities	(2,705)	(1,970)	(1,681)

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE II
STATEMENTS OF CASH FLOWS (PARENT COMPANY)
YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010 - CONTINUED

	2012	2011	2010

	(In Millions)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	$5,437	$4,461	$3,187
Withdrawals and transfers to Separate Accounts	(982)	(821)	(483)
Shareholder dividends paid	(362)	(379)	(300)
Capital contribution	195	0	0
Change in collateralized pledged liabilities	(288)	989	(270)
Change in collateralized pledged assets	(5)	99	533

Net cash provided by (used in) financing activities	3,995	4,349	2,667

Change in cash and cash equivalents	(66)	1,103	333
Cash and cash equivalents, beginning of year	2,516	1,413	1,080

Cash and Cash Equivalents, End of Year	$2,450	$2,516	$1,413

Supplemental cash flow information:
Interest Paid	$107	$106	$110

Income Taxes (Refunded) Paid	$261	$15	$(27)